ProShares Large Cap Core Plus Investment Strategy - ProShares Large Cap Core Plus	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is designed to replicate a “130/30” investment strategy by establishing either long or short positions in 500 of the leading large-cap U.S. companies (the “Universe”) based on a multi-factor model. A 130/30 investment strategy seeks to provide total long exposure of 130% to companies expected to increase in value and total short 30% exposure to companies expected to decline in value.Each company in the Universe is scored based on 10 factors that the index provider believes indicate whether a company will increase or decrease in value: 1) Traditional Value; 2) Relative Value; 3) Historical Growth; 4) Expected Growth; 5) Profit Trends; 6) Accelerating Sales; 7) Earnings Momentum; 8) Price Momentum; 9) Price Reversal; and 10) Small Size.The long portion of the Index consists of the companies with a positive score. Companies are then weighted from highest to lowest score.The short portion of the Index consists of the companies with a negative score. Companies are then weighted from lowest to highest score.The Index and the sub-indexes representing the long and short portion of the Index are constructed and maintained by UBS Securities LLC. More information about the Index can be found using the Bloomberg ticker symbol “CS13030.” More information about the long portion of the Index and the short portion of the Index can be found using the Bloomberg ticker symbols “CS130L” and “CS130S.”Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, exchange-traded funds, interest rates or indexes. The Fund invests in derivatives (e.g. swap agreements) in order to gain exposure to the Index. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.